Income Taxes - Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	€ 12,400
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	16,081	€ 6,248
Liability for unrecognized tax benefits	(136,434)	(96,458)	€ (83,738)
Deferred Tax Assets (Liabilities), Net	(225,463)	(518)	€ 32,715
Total	€ (361,897)	€ (96,976)